Income taxes - Reconciliation (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Income taxes
Loss for the year	$ (11,146)	₨ (840,195)	₨ (1,193,595)	₨ (4,051,976)
Income tax expense/(reversal)	926	69,805	47,837	56,887
Loss before income taxes		(770,390)	(1,145,758)	(3,995,089)
Expected tax expense at statutory income tax rate		(37,172)	(631,000)	(769,353)
Non deductible expenses		(118,005)	(32,884)	107,541
Utilization of previously unrecognised tax losses			(10,463)	(5,342)
Recognition of previously unrecognised tax losses		17,696
Current year losses for which no deferred tax asset was recognized		167,129	638,730	887,997
Change in unrecognised temporary differences		27,000	82,109	(177,244)
Effect of change in tax rate		10,339	1,949	12,462
Others		2,818	(604)	827
Total income tax expense	$ 926	₨ 69,805	₨ 47,837	₨ 56,887
India | Minimum
Income taxes
Tax rate	25.17%	25.17%	26.00%	25.75%
India | Maximum
Income taxes
Tax rate	31.20%	31.20%	31.20%	34.61%
Singapore
Income taxes
Tax rate	17.00%	17.00%	17.00%	17.00%